EQUITY - Non-controlling shareholders (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Equity at beginning of period	R$ 69,627,320,000	R$ 68,455,847,000	R$ 70,006,196,000
Company	69,566,795,000
Non-controlling shareholders	60,525,000
Statements of income movements after closing	5,557,332,000	5,039,977,000	4,057,902,000
Company	5,547,948,000	5,029,389,000	4,085,013,000
Non-controlling shareholders	9,384,000	10,588,000	(27,111,000)
Equity at end of period	69,799,495,000	69,627,320,000	68,455,847,000
Company	69,729,582,000	69,566,795,000
Non-controlling shareholders	69,913,000	60,525,000
Total
Disclosure of subsidiaries [line items]
Equity at beginning of period	162,408,000	123,938,000
Company	101,883,000	71,831,000
Non-controlling shareholders	60,525,000	52,107,000
Company	100,151,000	30,052,000
Capital contributions in investees	97,449,000	25,066,000
Movements in equity	(1,986,000)	(2,682,000)
Movements in result	4,688,000	7,668,000
Non-controlling shareholders	9,388,000	8,418,000
Capital contributions in investees	1,990,000	511,000
Movements in equity	(1,986,000)	(2,681,000)
Movements in result	9,384,000	10,588,000
Equity at end of period	271,947,000	162,408,000	123,938,000
Company	202,034,000	101,883,000	71,831,000
Non-controlling shareholders	69,913,000	60,525,000	52,107,000
Telefnica IoT, Big Data e Tecnologia do Brasil S.A. ("IoTCo Brasil")
Disclosure of subsidiaries [line items]
Equity at beginning of period	96,607,000	81,838,000
Company	48,313,000	40,927,000
Non-controlling shareholders	48,294,000	40,911,000
Company	6,316,000	7,386,000
Movements in equity	(2,001,000)	(2,737,000)
Movements in result	8,317,000	10,123,000
Non-controlling shareholders	6,313,000	7,383,000
Movements in equity	(2,000,000)	(2,736,000)
Movements in result	8,313,000	10,119,000
Equity at end of period	109,236,000	96,607,000	81,838,000
Company	54,629,000	48,313,000	40,927,000
Non-controlling shareholders	54,607,000	48,294,000	40,911,000
Vivo Ventures ("VV")
Disclosure of subsidiaries [line items]
Equity at beginning of period	43,055,000	20,525,000
Company	42,195,000	20,115,000
Non-controlling shareholders	860,000	410,000
Company	92,651,000	22,080,000
Capital contributions in investees	97,449,000	25,066,000
Movements in equity		0
Movements in result	(4,798,000)	(2,986,000)
Non-controlling shareholders	1,892,000	450,000
Capital contributions in investees	1,990,000	511,000
Movements in equity		0
Movements in result	(98,000)	(61,000)
Equity at end of period	137,598,000	43,055,000	20,525,000
Company	134,846,000	42,195,000	20,115,000
Non-controlling shareholders	2,752,000	860,000	410,000
Telefnica Cloud e Tecnologia do Brasil ("CloudCo Brasil")
Disclosure of subsidiaries [line items]
Equity at beginning of period	22,746,000	21,575,000
Company	11,375,000	10,789,000
Non-controlling shareholders	11,371,000	10,786,000
Company	1,184,000	586,000
Movements in equity	15,000	55,000
Movements in result	1,169,000	531,000
Non-controlling shareholders	1,183,000	585,000
Movements in equity	14,000	55,000
Movements in result	1,169,000	530,000
Equity at end of period	25,113,000	22,746,000	21,575,000
Company	12,559,000	11,375,000	10,789,000
Non-controlling shareholders	R$ 12,554,000	R$ 11,371,000	R$ 10,786,000